Leases - Summary of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease [Line Items]
Cash paid for amounts included in the measurement of lease liabilities—financing	$ 9,620	$ 0
UNITED WHOLESALE MORTGAGE, LLC
Lease [Line Items]
Cash paid for the amounts included in the measurement of leases liabilities – operating			$ 12,551	$ 8,000
Cash paid for amounts included in the measurement of lease liabilities—financing			5,049	0
Operating lease right-of-use assets obtained in exchange for operating leases liabilities			27,630	82,300
Financing lease right-of-use assets obtained in exchange for finance lease liabilities			$ 20,120	$ 0
Weighted average remaining lease term – operating leases			15 years 10 months 24 days	16 years
Weighted average remaining lease term – finance leases			2 years 4 months 24 days
Weighted average discount rate – operating leases			7.80%	6.00%
Weighted average discount rate – finance leases			6.20%	0.00%